October 4, 2017
Via EDGAR
Securities and Exchange Commission

Re:	Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Interactive data files for previous 497 filing
Principal Funds, Inc. (the “Registrant”) is incorporating by reference the supplement filed on September 15, 2017 (SEC Accession No. 0000898745-17-001146).
Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A items 2-4 in the supplement that the Registrant is incorporating by reference.

Exhibit No.    Exhibits
Ex-101.INS    XBRL Instance Document
Ex-101.SCH    XBRL Taxonomy Extension Schema Document
Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document
Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document
Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document
Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document